15. Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ 267,612	R$ 255,050	R$ 302,383
Additions	78,159	50,645	18,920
Transfers	2,830	1,458	(14,697)
Write-offs and disposals	(593)	(108)	(279)
Depreciation	(33,615)	(39,433)	(51,277)
Property, plant, and equipment, ending	314,393	267,612	255,050
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	92,979	92,507	92,494
Additions	0	0	0
Transfers	(17)	472	13
Write-offs and disposals	0	0	0
Depreciation	0	0	0
Property, plant, and equipment, ending	92,962	92,979	92,507
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	40,125	42,360	43,262
Additions	3,497	73	86
Transfers	15	0	1,358
Write-offs and disposals	0	0	0
Depreciation	(1,932)	(2,308)	(2,346)
Property, plant, and equipment, ending	41,705	40,125	42,360
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	116,086	103,803	149,140
Additions	63,216	46,473	17,627
Transfers	3,149	986	(15,945)
Write-offs and disposals	(429)	(81)	(178)
Depreciation	(29,749)	(35,095)	(46,841)
Property, plant, and equipment, ending	152,273	116,086	103,803
Transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	3,473	3,680	4,531
Additions	308	589	0
Transfers	(1,117)	0	(33)
Write-offs and disposals	(2)	0	(27)
Depreciation	(678)	(796)	(791)
Property, plant, and equipment, ending	1,984	3,473	3,680
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	13,578	11,816	11,986
Additions	5,266	2,972	1,207
Transfers	734	0	(75)
Write-offs and disposals	(162)	(27)	(54)
Depreciation	(1,197)	(1,183)	(1,248)
Property, plant, and equipment, ending	18,219	13,578	11,816
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	1,371	884	970
Additions	5,872	538	0
Transfers	66	0	(15)
Write-offs and disposals	0	0	(20)
Depreciation	(59)	(51)	(51)
Property, plant, and equipment, ending	R$ 7,250	R$ 1,371	R$ 884